INCOME TAXES (Encouragement Of Capital Investments) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Encouragement Of Capital Investments Law [Line Items]
Term of tax rate under election to account ror tax on undistributed earnings prior to distribution	1 year
Minimum [Member]
Encouragement Of Capital Investments Law [Line Items]
Tax rate under election to account for tax on undistributed earnings prior to distribution	6.00%
Maximum [Member]
Encouragement Of Capital Investments Law [Line Items]
Tax rate under election to account for tax on undistributed earnings prior to distribution	17.50%
2011 And 2012 [Member]
Encouragement Of Capital Investments Law [Line Items]
Flat tax rate applicable to preferred income	15.00%
2011 And 2012 [Member] | Development Area A [Member]
Encouragement Of Capital Investments Law [Line Items]
Flat tax rate applicable to preferred income	10.00%
2013 And 2014 [Member]
Encouragement Of Capital Investments Law [Line Items]
Flat tax rate applicable to preferred income	12.50%
2013 And 2014 [Member] | Development Area A [Member]
Encouragement Of Capital Investments Law [Line Items]
Flat tax rate applicable to preferred income	7.00%
2015 And Thereafter [Member]
Encouragement Of Capital Investments Law [Line Items]
Flat tax rate applicable to preferred income	12.00%
2015 And Thereafter [Member] | Development Area A [Member]
Encouragement Of Capital Investments Law [Line Items]
Flat tax rate applicable to preferred income	6.00%
Benefit Period [Member]
Encouragement Of Capital Investments Law [Line Items]
Tax exempt period	2 years
Term of investment	3 years
Benefit Period [Member] | Minimum [Member]
Encouragement Of Capital Investments Law [Line Items]
Reduced tax rate	10.00%
Qualifying investment for setting up plant	300
Qualifying investment for plant expansions	300
Benefit Period [Member] | Maximum [Member]
Encouragement Of Capital Investments Law [Line Items]
Reduced tax rate	25.00%
Period since approval was granted	14 years
Period since enterprise began operating	12 years
Period since year of election	12 years